Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of reconciliation of controlling interest due to different currencies

		As of December 31, 2019
		Consolidated	Parent Company
Common stock and additional paid-in capital 1	$	10,424	7,836
Other equity reserves 1, 2		(2,724)	(32)
Retained earnings 2		1,621	1,517

Total controlling interest	$	9,321	9,321

1
The difference relates to the method of accruing dollars using the historical exchange rates to translate each common stock and additional paid-in
capital transaction denominated in Mexican pesos to dollars. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

2
The difference relates with the method of accruing dollars using the exchange rates of each month during the period for income statement purposes. The cumulative effect from these changes in exchange rates is recognized against other equity reserves.

Summary of Breakdown of Common Stock and Additional Paid-in Capital
As of December 31, 2019 and 2018, the breakdown of consolidated common stock and additional paid-in
capital was as follows:

		2019	2018
Common stock	$	318	318
Additional paid-in capital		10,106	10,013

	$	10,424	10,331

Summary of Common Stock
As of December 31, 2019 and 2018 the common stock of CEMEX, S.A.B. de C.V. was presented as follows:

	2019		2018
Shares 1	Series A 2	Series B 2	Series A 2	Series B 2
Subscribed and paid shares	30,214,262,692	15,107,131,346	30,002,628,318	15,001,314,159
Unissued shares authorized for executives’ stock compensation programs	881,442,830	440,721,415	936,375,524	468,187,762
Repurchased shares 3	315,400,000	157,700,000	307,207,506	153,603,753
Shares that guarantee/guaranteed the issuance of convertible securities 4	2,842,339,760	1,421,169,880	4,529,603,200	2,264,801,600
Shares authorized for the issuance of stock or convertible securities 5	302,144,720	151,072,360	302,144,720	151,072,360

	34,555,590,002	17,277,795,001	36,077,959,268	18,038,979,634

1
As of December 31, 2019 and 2018, 13,068,000,000 shares correspond to the fixed portion, and 38,765,385,003 shares as of December 31, 2019 and 41,048,938,902 shares as of December 31, 2018, correspond to the variable portion.

2	Series “A” or Mexican shares must represent at least 64% of CEMEX’s capital stock; Series “B” or free subscription shares must represent at most 36% of CEMEX’s capital stock.
3	Shares repurchased under the share repurchase program authorized by the Company’s shareholders (note 20.2).
4
Refers to those shares that guarantee the conversion of outstanding convertible securities, of both, voluntary in 2019 and voluntary and mandatorily in 2018 and those that are leftover from the mandatory conversion that took place in November 2019 (note 16.2).

5	Shares authorized for issuance in a public offering or private placement and/or by issuance of new convertible securities.

Summary of Other Equity Reserves
As of December 31, 2019 and 2018 other equity reserves are summarized as follows:

	2019	2018
Cumulative translation effect, net of effects from perpetual debentures and deferred income taxes recognized directly in equity (notes 19.2 and 20.4)	$(2,098)	(2,180)
Cumulative actuarial losses	(593)	(383)
Treasury shares repurchased under share repurchase program (note 20.1)	(50)	(75)
Effects associated with the Parent Company´s convertible securities 1	25	176
Treasury shares held by subsidiaries	(8)	(10)

	$(2,724)	(2,472)

1
Represents the equity component upon the issuance of CEMEX, S.A.B. de C.V.’s convertible securities described in note 16.2, as well as the effects associated with such securities in connection with the change in the Parent Company’s functional currency (note 2.4). Upon conversion of these securities, the balances have been correspondingly reclassified to common stock and/or additional paid-in
capital (note 16.1).

Summary of Translation Effects of Foreign Subsidiaries Included in Statements of Comprehensive Income (Loss)
For the years ended December 31, 2019, 2018 and 2017, the translation effects of foreign subsidiaries included in the statements of comprehensive income were as follows:

	2019	2018	2017
Foreign currency translation result 1	$88	(191)	328
Foreign exchange fluctuations from debt 2	19	120	(224)
Foreign exchange fluctuations from intercompany balances 3	(47)	(20)	(118)

	$60	(91)	(14)

1
These effects refer to the result from the translation of the financial statements of foreign subsidiaries and include the changes in fair value of foreign exchange forward contracts designated as hedge of a net investment (note 16.4).

2
Generated by foreign exchange fluctuations over a notional amount of debt in CEMEX, S.A.B. de C.V., associated with the acquisition of foreign subsidiaries and designated as a hedge of the net investment in foreign subsidiaries (note 2.4).

3
Refers to foreign exchange fluctuations arising from balances with related parties in foreign currencies that are of a long-term investment nature considering that their liquidation is not anticipated in the foreseeable future and foreign exchange fluctuations over a notional amount of debt of a subsidiary of CEMEX España identified and designated as a hedge of the net investment in foreign subsidiaries.

Detail of Cemex's Perpetual Debentures, Excluding Perpetual Debentures Held by Subsidiaries
As of December 31, 2019 and 2018, the detail of CEMEX’s perpetual debentures, excluding the perpetual debentures held by subsidiaries, was as follows:

		2019	2018	Repurchase
Issuer	Issuance date	Nominal amount	Nominal amount	option 1	Interest rate
C10-EUR Capital (SPV) Ltd	May 2007	€64	€64	Tenth anniversary	EURIBOR+4.79%
C8 Capital (SPV) Ltd	February 2007	$135	$135	Eighth anniversary	LIBOR+4.40%
C5 Capital (SPV) Ltd	December 2006	$61	$61	Fifth anniversary	LIBOR+4.277%
C10 Capital (SPV) Ltd	December 2006	$175	$175	Tenth anniversary	LIBOR+4.71%

1	Under the 2017 Credit Agreement, CEMEX is not permitted to call these debentures.